Balance Sheet Information (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment
Total	$ 752	$ 893	$ 441
Accumulated Depreciation	(249)	(371)	(321)
Property, plant and equipment, net	503	522	120
Library
Property, Plant and Equipment
Total	1	1	1
Office Furniture & Fixtures
Property, Plant and Equipment
Total	95	177	90
Leasehold Improvements
Property, Plant and Equipment
Total	145	251	78
Software
Property, Plant and Equipment
Total	9	37	28
Production Equipment
Property, Plant and Equipment
Total	375	293	179
Computer Equipment
Property, Plant and Equipment
Total	$ 127	$ 134	$ 65